EQUITY - Movement in issued and outstanding share capital (Details)	6 Months Ended
	Jun. 30, 2025 shares Options	Jun. 30, 2024 Options
EQUITY.
Number of shares, beginning balance	49,726,906
Vested RSU's	380,404
Exercise of employees' options into Ordinary shares | Options	487,808	271,036
Number of shares, ending balance	50,595,118